Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Mutual Funds and
Shareholders of Nationwide AllianzGI
International Growth Fund, Nationwide American Century Small
Cap Income Fund, Nationwide Amundi Global High Yield Fund,
Nationwide Amundi Strategic Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund,
Nationwide Bailard Technology  Science Fund, Nationwide BNY
Mellon Disciplined Value Fund, Nationwide BNY Mellon Dynamic
U.S. Core Fund, Nationwide Bond Fund, Nationwide Bond Index Fund, Nationwide Bond Portfolio, Nationwide Core Plus
Bond Fund, Nationwide Destination 2025 Fund, Nationwide
Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide Destination 2045 Fund,
Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide Destination 2060 Fund, Nationwide Destination 2065 Fund, Nationwide Destination Retirement Fund, Nationwide Diamond
Hill Large Cap Concentrated Fund, Nationwide Emerging Markets Debt
Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide
 Geneva Small Cap Growth Fund, Nationwide Global Sustainable
Equity Fund, Nationwide Government Money Market Fund, Nationwide
GQG US Quality Equity Fund, Nationwide Inflation-Protected Securities Fund, Nationwide International Index Fund, Nationwide
International Small Cap Fund, Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Conservative Fund, Nationwide Investor Destinations Moderate Fund, Nationwide Investor
Destinations Moderately Aggressive Fund, Nationwide Investor
Destinations Moderately Conservative Fund, Nationwide Loomis All
Cap Growth Fund, Nationwide Loomis Core Bond Fund, Nationwide Loomis
Short Term Bond Fund, Nationwide Mid Cap Market Index Fund,
Nationwide Multi-Cap Portfolio, Nationwide NYSE Arca Tech 100
Index Fund, Nationwide SP 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Small Company Growth Fund and Nationwide WCM
Focused Small Cap Fund.In planning and performing our audits of the financial statements of each of the funds constituting
Nationwide Mutual Funds as listed in Appendix A (hereafter referred to as the Funds) as of and for the periods ended October 31, 2021, in accordance with the standards of the Public Company Accounting
Oversight Board (United States) (PCAOB), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds internal control over financial reporting. The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.
 In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the
company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements. Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
 A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 2021.
This report is intended solely for the information and use of the Board of Trustees of Nationwide Mutual Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2021







Appendix A
1. Nationwide AllianzGI International Growth Fund
2. Nationwide American Century Small Cap Income Fund
3. Nationwide Amundi Global High Yield Fund
4. Nationwide Amundi Strategic Income Fund
5. Nationwide Bailard Cognitive Value Fund
6. Nationwide Bailard International Equities Fund
7. Nationwide Bailard Technology  Science Fund
8. Nationwide BNY Mellon Disciplined Value Fund
9. Nationwide BNY Mellon Dynamic U.S. Core Fund
10. Nationwide Bond Fund
11. Nationwide Bond Index Fund
12. Nationwide Bond Portfolio 1
13. Nationwide Core Plus Bond Fund
14. Nationwide Destination 2025 Fund
15. Nationwide Destination 2030 Fund
16. Nationwide Destination 2035 Fund
17. Nationwide Destination 2040 Fund
18. Nationwide Destination 2045 Fund
19. Nationwide Destination 2050 Fund
20. Nationwide Destination 2055 Fund
21. Nationwide Destination 2060 Fund
22. Nationwide Destination 2065 Fund1
23. Nationwide Destination Retirement Fund
24. Nationwide Diamond Hill Large Cap Concentrated Fund
25. Nationwide Emerging Markets Debt Fund
26. Nationwide Fund
27. Nationwide Geneva Mid Cap Growth Fund
28. Nationwide Geneva Small Cap Growth Fund
29. Nationwide Global Sustainable Equity Fund
30. Nationwide Government Money Market Fund
31. Nationwide GQG US Quality Equity Fund 2
32. Nationwide Inflation-Protected Securities Fund
33. Nationwide International Index Fund
34. Nationwide International Small Cap Fund
35. Nationwide Investor Destinations Aggressive Fund
36. Nationwide Investor Destinations Conservative Fund
37. Nationwide Investor Destinations Moderate Fund
38. Nationwide Investor Destinations Moderately Aggressive Fund
39. Nationwide Investor Destinations Moderately Conservative Fund
40. Nationwide Loomis All Cap Growth Fund
41. Nationwide Loomis Core Bond Fund
42. Nationwide Loomis Short-Term Bond Fund
43. Nationwide Mid Cap Market Index Fund
44. Nationwide Multi-Cap Portfolio
45. Nationwide NYSE Arca Tech 100 Index Fund
46. Nationwide SP 500 Index Fund
47. Nationwide Small Cap Index Fund
48. Nationwide Small Company Growth Fund
49. Nationwide WCM Focused Small Cap Fund

1 March 15, 2021 (commencement of operations) through October 31, 2021
2 January 26, 2021 (commencement of operations) through October 31, 2021








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